Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Ordinary shares, par value (in New Shekels per share and Dollars per share)
Ordinary shares, authorized	1,800,000,000	600,000,000
Ordinary shares, issued	739,048,544	461,285,824
Ordinary shares, outstanding	739,048,544	461,285,824